Cover	Dec. 16, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 16, 2025
Entity Registrant Name	BEONE MEDICINES LTD.
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	94 Aeschengraben 27
Entity Address, City or Town	Basel
Entity Address, Postal Zip Code	4051
Entity Address, Country	CH
Written Communications	false
Soliciting Material	false
City Area Code	61
Local Phone Number	685 19 00
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	American Depositary Shares, each representing 13 Ordinary Shares, par value $0.0001 per share
Trading Symbol	ONC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001651308
Amendment Flag	false
Entity Tax Identification Number	98-1209416
Entity File Number	001-37686